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KraneShares Emerging Markets Consumer Technology Index ETF
KraneShares Emerging Markets Consumer Technology Index ETF (the “Fund”)

1.	The “Fees and Expenses of the Fund” and “Example” sections of the Fund’s Prospectus are deleted and replaced with the following:

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	KraneShares Emerging Markets Consumer Technology Index ETF KraneShares Emerging Markets Consumer Technology Index ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	KraneShares Emerging Markets Consumer Technology Index ETF KraneShares Emerging Markets Consumer Technology Index ETF
Management Fees	0.78%
Distribution and/or Service (12b-1) Fees	none	[1]
Other Expenses	0.02%	[2]
Total Annual Fund Operating Expenses	0.80%
Fee Waiver	(0.30%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver	0.50%
[1]	Pursuant to a Distribution Plan, the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Distribution Plan.
[2]	Although the Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”) receives 10% of the net revenue generated by the Fund’s securities lending activities and such amount is included in “Other Expenses,” the Fund receives 90% of such net revenues. Please see the “Management” section of the Prospectus for more information.
[3]	Krane has contractually agreed to waive its management fee by 0.30% of the Fund’s average daily net assets (“Fee Waiver”). The Fee Waiver will continue until August 1, 2025, and may only be terminated prior thereto by the Board.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Fee Waiver for the period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
KraneShares Emerging Markets Consumer Technology Index ETF | KraneShares Emerging Markets Consumer Technology Index ETF | USD ($)	54	228	418	965

Supplement dated October 24, 2024 to the currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information, as each may be supplemented, for the Fund

This supplement provides new and additional information beyond that contained in the currently effective Summary Prospectus, Statutory Prospectus (together, the “Prospectus”) and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information dated August 1, 2024.

Effective November 1, 2024, the following changes are made to the Prospectus and Statement of Additional Information of the Fund:

2.	With respect to the Fund, the following information replaces the row related to the Fund and the applicable footnote in the table in the “Investment Adviser” section of the Fund’s Statutory Prospectus and Statement of Additional Information:

Fund	Advisory Fee	Fee Waiver
KraneShares Emerging Markets Consumer Technology Index ETF	0.78%	0.30%***

***	Effective November 1, 2024, Krane has contractually agreed to waive its management fee by 0.30% of the average daily net assets of KraneShares Emerging Markets Consumer Technology Index ETF. This contractual fee waiver will continue until August 1, 2025, and may only be terminated prior thereto by the Board. In addition, the fee waiver will terminate if the Investment Advisory Agreement for the Fund is terminated. Prior to November 1, 2024, Krane had contractually agreed to waive its management fee by 0.20% of the average daily net assets of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.